INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount		$ 10,541,275	$ 8,255,110
Impairment	$ 0	105,676	0
Impairment of intangible asset	0	(105,676)	0
Accumulated amortization		(6,551,775)	(5,294,241)
Net carrying amount		3,883,824	2,960,869
Capitalized Software [Member]
Gross carrying amount	4,075,948	3,741,511	3,014,490
Impairment	0	0	0
Impairment of intangible asset	0	0	0
Accumulated amortization	(5,743,618)	(2,838,099)	(2,483,429)
Net carrying amount	1,125,368	903,412	531,061
Customer Relationships [Member]
Gross carrying amount	5,166,903	5,272,578	3,713,434
Impairment	0	(105,676)	0
Impairment of intangible asset	0	105,676	0
Accumulated amortization	(2,436,983)	(2,186,490)	(1,363,054)
Net carrying amount	2,729,920	2,980,412	2,350,380
Acquired Technology [Member]
Gross carrying amount	16,390,934	10,541,275	1,527,186
Impairment	0	0	0
Impairment of intangible asset	0	0	0
Accumulated amortization	(356,055)	(1,527,186)	(1,447,758)
Net carrying amount	$ 6,792,028	$ 0	$ 79,428